ACCOUNTS RECEIVABLE, NET	9 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)    ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31, 2017	December 31, 2017
	RMB	RMB
Accounts receivable	61,560,981	103,059,565
Less: allowance for doubtful accounts	(5,399,726)	(2,954,538)

Accounts receivable, net	56,161,255	100,105,027

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable. The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 is as follows:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	5,003,118	4,875,266	5,399,726
Additions charged to (reversal of) provision for doubtful accounts	(127,852)	524,460	1,363,506
Write-off of accounts receivable	—	—	(3,808,694)

Ending allowance for doubtful accounts	4,875,266	5,399,726	2,954,538